Prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Detailed Information About Prepaid Expenses And Deposits [Abstract]
Deposits on cannabis retail outlets	$ 3,026	$ 1,640
Prepaid insurance and other	2,384	3,847
Prepayment on inventory	3,361	2,656
Total	8,771	8,143
Less current portion	(5,164)	(4,836)
Long-term	$ 3,607	$ 3,307